3. Significant Accounting Policies - Narrative (Details) - EUR (€)			12 Months Ended
	Apr. 20, 2018	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables			€ 0	€ 0	€ 0
Dilutive effect of loan agreements and options			0
Number of share options granted in share-based payment arrangement	240,000
Vesting period (in years)	3 years
Fair value of awards granted	€ 133,000
Increase (decrease) in other comprehensive income due to transition effect		€ 7,300,000
Lease liabilities		700,000
Right-of-use assets		€ 700,000